UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C.  20549

                                    FORM 13F

                              FORM 13F COVER PAGE


                 Report for the Quarter Ended September 30, 2001



                         AMERICAN FINANCIAL CORPORATION
                 One East Fourth Street, Cincinnati, Ohio 45202
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     (Name and Address of Institutional Investment Manager Filing this Report)


                             Form 13F File Number:  28-497


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

                                 Fred J. Runk
                     Senior Vice President and Treasurer
                                (513) 579-2489
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                (Name, Title and Phone Number of Person Signing
                 this Report on Behalf of Reporting Manager)


Signature:

Fred J. Runk                            Cincinnati, Ohio    November 9, 2001
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Fred J. Runk
Senior Vice President and Treasurer


Report Type:
         [ ]  13F HOLDINGS REPORT.
         [X]  13F NOTICE.
         [ ]  13F COMBINATION REPORT.

Other Manager Reporting for this Manager:
         28-4389 American Financial Group, Inc.







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